Disclosures About Segments And Related Information (Schedule Of Geographical Information) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	€ 1,634,334	€ 1,222,900	€ 590,739
Long-lived assets	260,180	197,937	114,811
Total assets	1,582,221	1,214,117	851,700
Capital expenditures	89,218	102,974	12,718
Purchase of intangible assets	7,051	624	3,294
Europe [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	338,065	76,235	40,236
Long-lived assets	16,021	1,978	2,246
Total assets	406,586	40,470	36,073
Capital expenditures	7,425	186	49
Purchase of intangible assets	29
United States [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	185,943	112,863	66,955
Long-lived assets	13,110	9,395	4,119
Total assets	131,498	85,065	49,350
Capital expenditures	8,429	7,059	401
Purchase of intangible assets	779		1
Japan [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	96,697	90,394	38,834
Long-lived assets	18,273	19,409	15,417
Total assets	120,717	92,547	95,350
Capital expenditures	1,559	5,388	953
Purchase of intangible assets	635
Southeast Asia [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	1,013,629	943,408	444,714
Long-lived assets	212,605	167,020	92,762
Total assets	733,571	839,720	518,344
Capital expenditures	71,720	90,279	11,309
Purchase of intangible assets	1,378	607	383
Corporate [Member]
Segment Reporting Information [Line Items]
Long-lived assets	171	135	267
Total assets	189,850	156,315	152,583
Capital expenditures	85	62	6
Purchase of intangible assets	€ 4,230	€ 17	€ 2,910